Trade and Other Receivables, net - Schedule of Trade and Other Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Trade receivables, Gross	$ 991,556	$ 1,013,330
Allowance for credit losses	(58,884)	(76,137)	$ (91,819)	$ (99,657)
Trade receivables, Net	932,672	937,193
Related party receivables (Note 25)	12,638	20,727
Sales-type lease receivables	1,927	1,672
Gross	1,006,121	1,035,729
Net	$ 947,237	$ 959,592